Leases - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Cash outflow for leases	R$ 32,007	R$ 29,406	R$ 25,830
Right of use – Leases	141,226	102,117
Right-of-use assets [member] | Compass business combination [Member]
Statements [Line Items]
Additions to right-of-use assets	48,781	3,918
Right of use – Leases	R$ 19,525	R$ 46,775
Bottom of range [member]
Statements [Line Items]
Lease Term	5 years
Top of range [member]
Statements [Line Items]
Lease Term	10 years